CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		61 Months Ended	64 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenues:
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
General and administrative	105,218	152,064	350,447	486,741	971,693	1,076,911
Exploration costs	24,500	356,696	495,195	530,925	1,048,393	1,072,893
Management fees	279,999	279,999	1,119,996	543,974	1,676,450	1,956,449
Total Operating Expenses	(409,717)	(788,759)	(1,965,638)	(1,561,640)	(3,696,536)	(4,106,253)
Loss from operations	(409,717)	(788,759)	(1,965,638)	(1,561,640)	(3,696,536)	(4,106,253)
Other income (expense)
Interest expense	(176)	0	(274)	0	(274)	(450)
Interest income	0	0	0	8,647	9,839	9,839
Change in derivative liability	0	0	(9,575)	0	(9,575)	(9,575)
Gain on settlement of note receivable	0	0	0	5,161	5,161	5,161
Total other income (expense)	(176)	0	(9,849)	13,808	5,151	4,975
Loss before income taxes	(409,893)	(788,759)	(1,975,487)	(1,547,832)	(3,691,385)	(4,101,278)
Provision for income tax	0	0	0	0	0	0
Net Loss for the period	(409,893)	(788,759)	(1,975,487)	(1,547,832)	(3,691,385)	(4,101,278)
Net loss attributable to noncontrolling interest	416	925	1,757	18,181	19,938	20,354
Net loss attributable to Lone Star Gold, Inc.	$ (409,477)	$ (787,834)	$ (1,973,730)	$ (1,529,651)	$ (3,671,447)	$ (4,080,924)
Net Loss Per Share - Basic and Diluted	$ 0.00	$ (0.01)	$ (0.02)	$ (0.01)
Weighted Average Common Shares Outstanding	94,529,774	91,727,606	89,799,438	118,686,221